Pay vs Performance Disclosure Unit_pure in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”
The table below provides compensation for our principal executive officer and our named executive officers calculated under the regulations. Company total stockholder return, as well as the return of our total stockholder return comparator group, the S&P 1500 Industrials index, is also provided. Financial performance is provided for the required net income measure
, as
well as our company selected metric, adjusted EBITDA.

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs	Value of Initial Fixed $100 Investment— Total Stockholder Return	Value of Initial Fixed $100 Investment— Peer Group Total Stockholder Return	Net Income ($M)	Adjusted EBITDA ($M)
	(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$1,420,254	(5,887,343)	1,364,195	160,294	179	142	61.7	264.6
2021	16,770,337	56,830,353	2,665,317	7,484,820	305	152	120.9	195.8
TP	8,729,058	18,023,901	2,053,445	3,644,944	159	124	118.2	307.5
2020	6,932,834	6,166,486	1,472,364	1,426,142	90	80	165.7	460.2

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Adams for each corresponding year in the “Total” column of the Summary Compensation Table included above in “Executive Compensation – Executive Compensation Tables – Summary Compensation Table.”

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Adams, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid t
o Mr
. Adams during the applicable period. The adjustments required by Item 402(v) of Regulation
S-K
to Mr. Adams’s total compensation for each year reported in the Summary Compensation Table, are set forth below in the PEO Compensation Actually Paid table.

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Adams, who has served as our Chief Executive Officer since 2009) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for fiscal 2022, Mark W. Peterson, Rodney L. Jackson, Michael D. Troutman and Craig G. Wehr; (ii) for fiscal 2021, Mark W. Peterson, Rodney L. Jackson, Michael D. Troutman, Craig G. Wehr and Kevin J. Zaba; (iii) for the Transition Period, Mark W. Peterson, Kevin J. Zaba, George J. Powers and Craig G. Wehr; and (iv) for fiscal 2020, Mark W. Peterson, Kevin J. Zaba, George J. Powers and Craig G. Wehr.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Adams), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Adams) during the applicable year. As required by Item 402(v) of Regulation
S-K,
the average total compensation for the NEOs as a group (excluding Mr. Adams) for each year was adjusted as set forth in the
Non-PEO
NEO Compensation Actually Paid table below, using the same methodology described above in Note 2.

(5)
Total Stockholder Return is calculated by dividing the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and at the beginning of the measurement period by (ii) the Company’s share price at the beginning of the measurement period.

(6)	Peer Group Total Stockholder Return is calculated in substantially the manner described in Note 5, based on the S&P 1500 Industrials Index.

(7)
Includes net income generated by our Process and Motion Control business prior to the spin-off
of that business on October 4, 2021, and net income generated by Elkay Manufacturing Company, following its acquisition by the Company on July 1, 2022.

(8)
Adjusted EBIDTA is defined as net income plus interest, income taxes, depreciation and amortization, plus adjustments for restructuring, stock-based compensation expense, other (income) expense, LIFO (income) expense, unbudgeted acquisitions and other nonrecurring items translated at constant currency as used for internal management reporting. While we use other financial and non-financial
performance measures for the purpose of evaluating performance for our compensation programs, we have determined that Adjusted EBITDA is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to Company performance. Adjusted EBITDA includes adjusted EBITDA generated by our Process and Motion Control business prior to the spin-off
of that business on October 4 and adjusted EBITDA generated by Elkay Manufacturing Company, following its acquisition by the Company on July 1, 2022.

Adjustment Tables PEO Compensation Actually Paid (1)
Year	Reported Summary Compensation Table Total for PEO	Less Reported Value of Equity Awards	Plus Equity Award Adjustments	Less Reported Change in the Actuarial Present Value of Pension Benefits	Plus Pension Benefit Adjustments	Compensation Actually Paid to PEO
		(2)	(3)	(4)	(4)	(1)
2022	$1,420,254	—	(7,307,597)	n/a	n/a	(5,887,343)
2021	16,770,337	11,920,040	51,980,056	n/a	n/a	56,830,353
TP	8,729,058	6,250,001	15,544,844	n/a	n/a	18,023,901
2020	6,932,834	4,200,003	3,433,654	n/a	n/a	6,166,486

(1)	Calculated as required by Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Adams during the applicable period.

(2)	The reported value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(3)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. These equity award adjustments are set forth in the PEO Equity Award Adjustments table below.

(4)	Mr. Adams is not a participant in any Company pension plan.
PEO Equity Award Adjustments

Year	Fair Value of Outstanding and Unvested Equity Granted in Fiscal year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	—	(6,972,453)	—	(335,144)	—	—	(7,307,597)
2021	16,642,444	703,822	—	34,633,790	—	—	51,980,056
TP	9,671,329	3,848,236	—	2,025,280	—	—	15,544,844
2020	3,462,305	(748,280)	—	719,630	—	—	3,433,654
Non-PEO
NEO Compensation Actually
Paid
(1)

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Less Average Reported Value of Equity Awards (2)	Plus Average Equity Award Adjustments (3)	Less Average Reported Change in the Actuarial Present Value of Pension Benefits (4)	Plus Average Pension Benefit Adjustments (4)	Average Compensation Actually Paid to Non-PEO NEOs (1)
2022	1,364,195	750,006	(458,725)	—	4,830	160,294
2021	2,665,317	1,631,999	6,459,081	10,453	2,873	7,484,820
TP	2,053,445	1,183,758	2,794,367	21,538	2,428	3,644,944
2020	1,472,364	632,513	588,181	3,983	2,092	1,426,142

(1)	Calculated as required by Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable period.

(2)
The average reported value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the non-PEO
NEOs for the applicable year.

(3)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the same applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. These equity award adjustments are set forth in the
Non-PEO
NEO Equity Award Adjustments table below.

(4)	Only Mr. Wehr participates in a pension plan.
Non-PEO
NEO Equity Award Adjustments

Year	Fair Value of Outstanding and Unvested Equity Granted in Fiscal Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments	Average Equity Award Adjustments
2022	2,027,820	(3,425,538)	—	(437,183)	—	—	(1,834,901)	(458,725)
2021	8,651,393	366,978	—	23,277,036	—	—	32,295,407	6,459,081
TP	7,071,679	2,638,149	—	1,467,641	—	—	11,177,469	2,794,367
2020	2,423,670	(530,075)	—	459,131	—	—	2,352,726	588,181

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]		The NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for fiscal 2022, Mark W. Peterson, Rodney L. Jackson, Michael D. Troutman and Craig G. Wehr; (ii) for fiscal 2021, Mark W. Peterson, Rodney L. Jackson, Michael D. Troutman, Craig G. Wehr and Kevin J. Zaba; (iii) for the Transition Period, Mark W. Peterson, Kevin J. Zaba, George J. Powers and Craig G. Wehr; and (iv) for fiscal 2020, Mark W. Peterson, Kevin J. Zaba, George J. Powers and Craig G. Wehr.
Peer Group Issuers, Footnote [Text Block]		Peer Group Total Stockholder Return is calculated in substantially the manner described in Note 5, based on the S&P 1500 Industrials Index.
PEO Total Compensation Amount	$ 8,729,058	$ 1,420,254	$ 16,770,337	$ 6,932,834
PEO Actually Paid Compensation Amount	18,023,901	$ (5,887,343)	56,830,353	6,166,486
Adjustment To PEO Compensation, Footnote [Text Block]

Adjustment Tables PEO Compensation Actually Paid (1)
Year	Reported Summary Compensation Table Total for PEO	Less Reported Value of Equity Awards	Plus Equity Award Adjustments	Less Reported Change in the Actuarial Present Value of Pension Benefits	Plus Pension Benefit Adjustments	Compensation Actually Paid to PEO
		(2)	(3)	(4)	(4)	(1)
2022	$1,420,254	—	(7,307,597)	n/a	n/a	(5,887,343)
2021	16,770,337	11,920,040	51,980,056	n/a	n/a	56,830,353
TP	8,729,058	6,250,001	15,544,844	n/a	n/a	18,023,901
2020	6,932,834	4,200,003	3,433,654	n/a	n/a	6,166,486

(1)	Calculated as required by Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Adams during the applicable period.

(2)	The reported value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(3)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. These equity award adjustments are set forth in the PEO Equity Award Adjustments table below.

(4)	Mr. Adams is not a participant in any Company pension plan.
PEO Equity Award Adjustments

Year	Fair Value of Outstanding and Unvested Equity Granted in Fiscal year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	—	(6,972,453)	—	(335,144)	—	—	(7,307,597)
2021	16,642,444	703,822	—	34,633,790	—	—	51,980,056
TP	9,671,329	3,848,236	—	2,025,280	—	—	15,544,844
2020	3,462,305	(748,280)	—	719,630	—	—	3,433,654

Non-PEO NEO Average Total Compensation Amount	2,053,445	$ 1,364,195	2,665,317	1,472,364
Non-PEO NEO Average Compensation Actually Paid Amount	3,644,944	$ 160,294	7,484,820	1,426,142
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Non-PEO
NEO Compensation Actually
Paid
(1)

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Less Average Reported Value of Equity Awards (2)	Plus Average Equity Award Adjustments (3)	Less Average Reported Change in the Actuarial Present Value of Pension Benefits (4)	Plus Average Pension Benefit Adjustments (4)	Average Compensation Actually Paid to Non-PEO NEOs (1)
2022	1,364,195	750,006	(458,725)	—	4,830	160,294
2021	2,665,317	1,631,999	6,459,081	10,453	2,873	7,484,820
TP	2,053,445	1,183,758	2,794,367	21,538	2,428	3,644,944
2020	1,472,364	632,513	588,181	3,983	2,092	1,426,142

(1)	Calculated as required by Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable period.

(2)
The average reported value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the non-PEO
NEOs for the applicable year.

(3)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the same applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. These equity award adjustments are set forth in the
Non-PEO
NEO Equity Award Adjustments table below.

(4)	Only Mr. Wehr participates in a pension plan.
Non-PEO
NEO Equity Award Adjustments

Year	Fair Value of Outstanding and Unvested Equity Granted in Fiscal Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments	Average Equity Award Adjustments
2022	2,027,820	(3,425,538)	—	(437,183)	—	—	(1,834,901)	(458,725)
2021	8,651,393	366,978	—	23,277,036	—	—	32,295,407	6,459,081
TP	7,071,679	2,638,149	—	1,467,641	—	—	11,177,469	2,794,367
2020	2,423,670	(530,075)	—	459,131	—	—	2,352,726	588,181

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship of PEO and Average
Non-PEO
NEO Compensation Actually Paid to Total Stockholder Return
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Adams and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Adams) is aligned with the Company’s cumulative Total Stockholder Return (TSR) over the four years presented in the table. The alignment of compensation actually paid with the Company’s cumulative TSR over the period presented is largely because a significant portion of the compensation actually paid to Mr. Adams and to the other NEOs is comprised of equity awards. As described in more detail in the section “Executive Compensation – Compensation Discussion and Analysis,” the Company structures NEO compensation so that a meaningful portion is variable and based on the financial performance of the Company or one of its specific businesses, segments or departments.

•
Through the reporting periods above, the movement of both the compensation actually paid to the PEO (PEO CAP) and average compensation actually paid to non-PEO
NEOs (average NEO CAP) track with Zurn Water Solutions TSR (which outperformed the peer group TSR cumulatively).

•
For the Transition Period, PEO CAP increased from $6.2M in fiscal 2020 to $18.0M, and average NEO CAP increased from $1.4M in fiscal 2020 to $3.6M. During that same time, the value of an initial $100 investment in Zurn Water Solutions common stock increased from $90 to $159 and the peer group $100 initial investment increased from $80 to $124.

•
For fiscal 2021, PEO CAP increased from $18.0M in the Transition Period to $56.8M, and average NEO CAP increased from $3.6M in the Transition Period to $7.5M. During this same period, there is a correlating increase in the initial $100 investment in Zurn Water Solutions common stock from $159 to $305, and the peer group $100 initial investment increased from $124 to $152.

•
For fiscal 2022, PEO CAP decreased from $56.8M in fiscal 2021 to ($5.9M), and average NEO CAP decreased from $7.5M to $16M. During this same period, there is a correlating decrease in the initial $100 invested in Zurn Water Systems common stock from the high of $305 to $179, and a modest reduction in peer group initial $100 invested from $152 to $142.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship of PEO and Average
Non-PEO
NEO Compensation Actually Paid to Net Income
As set forth above, the amount of compensation actually paid to Mr. Adams, calculated in accordance with Item 402(v) of Regulation
S-K
(PEO CAP), and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Adams), calculated in accordance with Item 402(v) of Regulation
S-K
(average NEO CAP), does not bear a consistent relationship to net income over the four years presented in the table largely driven by transactions that took place during the period (RMT Transaction, Elkay Transaction). For the Transition Period, net income decreased 29% compared to fiscal 2020, while PEO CAP and average NEO CAP increased 192% and 155%, respectively. For fiscal 2021, net income increased 2%, while PEO CAP and average NEO CAP increased 215% and 105%, respectively. Prior to the
Spin-Off
Transaction in October 2021, our results of operations included the operations of our Process & Motion Control business. For fiscal 2022, net income decreased 49%, while PEO CAP and average NEO CAP decreased 110% and 98%, respectively. Our results of operations in fiscal 2022 included the results of Elkay Manufacturing Company, which we acquired in July 2022.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship of PEO and Average
Non-PEO
NEO Compensation Actually Paid to Adjusted EBITDA
As set forth above, the amount of compensation actually paid to Mr. Adams, calculated in accordance with Item 402(v) of Regulation
S-K
(PEO CAP), and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Adams), calculated in accordance with Item 402(v) of Regulation
S-K
(average NEO CAP), does not bear a consistent relationship to Adjusted EBITDA over the four years presented in the table largely driven by transactions that took place during the period (RMT Transaction, Elkay Transaction). For the Transition Period, Adjusted EBITDA decreased 33% compared to fiscal 2020, while PEO CAP and average NEO CAP increased 192% and 155%, respectively. For fiscal 2021, Adjusted EBITDA decreased 36% compared to the Transition Period, while PEO CAP and average NEO CAP increased 215% and 105%, respectively. Prior to the
Spin-Off
Transaction in October 2021, our results of operations included the operations of our Process & Motion Control business. For fiscal 2022, Adjusted EBITDA increased 35% compared to fiscal 2021, while PEO CAP and average NEO CAP decreased 110% and 98%, respectively. Our results of operations in fiscal 2022 included the results of Elkay Manufacturing Company, which we acquired in July 2022.

Tabular List [Table Text Block]
Most Important Pay Measures
As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a pay-for-performance
philosophy. The metrics that the Company uses for both long-term and short-term incentive awards are selected to incentivize our NEOs to achieve critical business goals that translate into long-term value creation for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid for the most recently completed fiscal year to the Company’s performance are as follows:

1.	Adjusted EBITDA
2.	Free Cash Flow
3.	Net Income

Total Shareholder Return Amount	159	$ 179	305	90
Peer Group Total Shareholder Return Amount	124	142	152	80
Net Income (Loss)	$ 118,200,000	$ 61,700,000	$ 120,900,000	$ 165,700,000
Company Selected Measure Amount	307.5	264.6	195.8	460.2
PEO Name		Mr. Adams
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Adjusted EBIDTA is defined as net income plus interest, income taxes, depreciation and amortization, plus adjustments for restructuring, stock-based compensation expense, other (income) expense, LIFO (income) expense, unbudgeted acquisitions and other nonrecurring items translated at constant currency as used for internal management reporting. While we use other financial and non-financial
performance measures for the purpose of evaluating performance for our compensation programs, we have determined that Adjusted EBITDA is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to Company performance. Adjusted EBITDA includes adjusted EBITDA generated by our Process and Motion Control business prior to the spin-off
		of that business on October 4 and adjusted EBITDA generated by Elkay Manufacturing Company, following its acquisition by the Company on July 1, 2022.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Net Income
PEO [Member] | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 15,544,844	$ (7,307,597)	$ 51,980,056	$ 3,433,654
PEO [Member] | Deduct: Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,250,001)		(11,920,040)	(4,200,003)
PEO [Member] | Add: Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	15,544,844	(7,307,597)	51,980,056	3,433,654
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,848,236	(6,972,453)	703,822	(748,280)
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,025,280	(335,144)	34,633,790	719,630
PEO [Member] | Fair Value of Outstanding and Unvested Equity Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,671,329		16,642,444	3,462,305
Non-PEO NEO [Member] | Change In Pension Value and Equity Award Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(21,538)		(10,453)	(3,983)
Non-PEO NEO [Member] | Add: Total Pension Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,428	4,830	2,873	2,092
Non-PEO NEO [Member] | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,177,469	(1,834,901)	32,295,407	2,352,726
Non-PEO NEO [Member] | Deduct: Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,183,758)	(750,006)	(1,631,999)	(632,513)
Non-PEO NEO [Member] | Add: Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,794,367	(458,725)	6,459,081	588,181
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,638,149	(3,425,538)	366,978	(530,075)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,467,641	(437,183)	23,277,036	459,131
Non-PEO NEO [Member] | Fair Value of Outstanding and Unvested Equity Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 7,071,679	$ 2,027,820	$ 8,651,393	$ 2,423,670